Related Party Transactions - Private placement warrants (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Number of warrants issued		18,525,000
Proceeds from sale of Private Placement Warrants	$ 5,587,501
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued		5,587,500
Price of warrant		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 5,600,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Number of shares per warrant		1
Exercise price of warrant		$ 11.50